Consolidated Statements of Changes in Stockholders' Equity - EUR (€) € in Thousands	Total	Series B	Share Capital	Share Capital Series B	Capital Reserve	Capital Reserve Series B	Treasury Shares	Treasury Shares Series B	Accumulated Losses	Other Reserves	Foreign Currency Translation Reserve	Total	Total Series B	Non-controlling Interest
Beginning balance at Dec. 31, 2017	€ (48,206)		€ 166,764		€ 8,922				€ (197,753)	€ (27,206)	€ (23)	€ (49,296)		€ 1,090
Profit / (Loss) for the period	(48,262)								(48,019)			(48,019)		(243)
Other comprehensive income / (loss)	10										10	10
Comprehensive income / (loss) for the period, net of tax	(48,252)								(48,019)		10	(48,009)		(243)
Issuance of share capital	355,816		25,949		329,867							355,816
Share based payments	7,641									7,641		7,641
Settlement of share-based payment plan			583		5,326					(5,909)
Ending balance at Dec. 31, 2018	267,000		193,296		344,115				(245,771)	(25,474)	(13)	266,153		847
Profit / (Loss) for the period	(179,172)								(179,056)			(179,056)		(116)
Other comprehensive income / (loss)	77										77	77
Comprehensive income / (loss) for the period, net of tax	(179,095)								(179,056)		77	(178,979)		(116)
Issuance of share capital	49,874	€ 198,855	8,126	€ 17,990	41,748	€ 186,390		€ (5,525)				49,874	€ 198,855
Capital increase initial public offering (referred to as IPO)	143,260		10,517		132,743							143,260
Acquisition of non-controlling interest			2,375		(1,644)							731		€ (731)
Transaction costs	(16,638)				(16,638)							(16,638)
Share based payments	30,236									30,236		30,236
Ending balance at Dec. 31, 2019	493,492		232,304		686,714		€ (5,525)		(424,827)	4,762	64	493,492
Profit / (Loss) for the period	15,198								15,198			15,198
Other comprehensive income / (loss)	(11,369)									(273)	(11,096)	(11,369)
Comprehensive income / (loss) for the period, net of tax	3,829								15,198	(273)	(11,096)	3,829
Issuance of share capital	875,702		14,006		860,960		736					875,702
Transaction costs	(33,223)				(33,223)							(33,223)
Share based payments	32,046									32,046		32,046
Ending balance at Dec. 31, 2020	€ 1,371,846		€ 246,310		€ 1,514,451		€ (4,789)		€ (409,629)	€ 36,535	€ (11,032)	€ 1,371,846